KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Key Management Compensation [Abstract]
Salaries and director fees	$ 2,284,846	$ 1,580,676
Share-based payments	2,309,506	1,128,330
KEY MANAGEMENT COMPENSATION	$ 4,594,352	$ 2,709,006